Basis Of Presentation (Details) - Impact Of Change In Estimate [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income from continuing operations	$ (14.4)	$ (35.8)	$ (4.4)
Earnings per share from continued operations, basic	$ (0.08)	$ (0.18)	$ (0.02)
Earnings per share from continued operations, diluted	$ (0.08)	$ (0.17)	$ (0.02)